Note 2 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
	2015	2014	2013
Weighted-average common shares outstanding	2,251,365	2,231,165	2,206,392

Average treasury stock shares	(236,399)	(189,530)	(189,530)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	2,014,966	2,041,635	2,016,862

Additional common stock equivalents used to calculate diluted earnings per share	9,154	7,871	7,178

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	2,024,120	2,049,506	2,024,040